S000001576 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Balanced Strategy Linked Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	7.01%	8.31%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.63%	6.28%	5.99%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	6.76%	6.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	5.34%	5.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.13%	5.78%	5.50%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	15.26%	6.76%	6.46%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.98%	5.13%	4.92%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	4.94%	4.73%
Class R1
Prospectus [Line Items]
Average Annual Return, Percent	15.27%	6.81%	6.52%